Consolidated statements of financial position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,143,674,000	$ 1,247,447,000
Short-term investments	1,138,174,000	84,906,000
Accounts receivable	183,944,000	276,139,000
Current tax assets	1,056,000	4,966,000
Inventories	664,698,000	409,521,000
Supplies and prepaid expenses	157,910,000	95,341,000
Current portion of long-term receivables, investments and other	32,180,000	23,232,000
Total current assets	3,321,636,000	2,141,552,000
Property, plant and equipment	3,473,490,000	3,576,599,000
Intangible assets	47,117,000	51,247,000
Long-term receivables, investments and other	595,507,000	577,527,000
Investment in equity-accounted investee	210,972,000	233,240,000
Deferred tax assets	984,071,000	937,579,000
Total non-current assets	5,311,157,000	5,376,192,000
Total assets	8,632,793,000	7,517,744,000
Current liabilities
Accounts payable and accrued liabilities	374,714,000	340,458,000
Current tax liabilities	6,498,000	4,129,000
Current portion of other liabilities	131,324,000	22,791,000
Current portion of provisions	48,305,000	46,365,000
Total current liabilities	560,841,000	413,743,000
Long-term debt	997,000,000	996,250,000
Other liabilities	216,162,000	171,774,000
Provisions	1,022,725,000	1,090,009,000
Total non-current liabilities	2,235,887,000	2,258,033,000
Shareholders' equity
Share capital	2,880,336,000	1,903,357,000
Contributed surplus	224,687,000	230,039,000
Retained earnings	2,696,379,000	2,639,650,000
Other components of equity	34,652,000	72,795,000
Total shareholders' equity attributable to equity holders	5,836,054,000	4,845,841,000
Non-controlling interest	11,000	127,000
Total shareholders' equity	5,836,065,000	4,845,968,000
Total liabilities and shareholders' equity	$ 8,632,793,000	$ 7,517,744,000